Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2018
Statement of Comprehensive Loss of Parent Entity

Statement of comprehensive loss

	Parent
	June 30, 2018 A$	June 30, 2017 A$	June 30, 2016 A$
Loss after income tax	(14,687,752)	(8,526,159)	(61,973,221)

Total comprehensive loss	(14,687,752)	(8,526,159)	(61,973,221)

Statement of Financial Position of Parent Entity

Statement of financial position

	Parent
	June 30, 2018 A$	June 30, 2017 A$
Total current assets	23,589,353	13,220,743
Total non current assets	18,698,068	20,936,849

Total assets	42,287,421	34,157,592

Total current liabilities	615,027	1,189,848
Total non current liabilities	10,630,814	6,482,571

Total liabilities	11,245,841	7,672,419

Equity
— Contributed equity	213,232,719	195,352,543
— Reserves	64,615,312	63,251,328
— Accumulated losses	(246,806,451)	(232,118,699)

Total equity	31,041,580	26,485,173